Government Grants - Summary of Details of Government Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Details of Government grants [Line Items]
Non-current liability	€ 2,198	€ 1,255
Current liability	€ 708	1,535
Movilidad 2030 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 591	246
Current liability	€ 287	786
Flexener [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 228	181
Current liability	€ 57	183
Magnetor [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability
Current liability	€ 28	35
Zeus Ptas [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 404	284
Current liability	€ 102	531
Alt impacte [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 392	544
Current liability	€ 98
Coldpost [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 0
Current liability	€ 12
Cupons Industria [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 0
Current liability	€ 0
Minichargers [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 63
Current liability	€ 16
Electrolinera [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Instituto para la Diversificación y Ahorro de la Energía (IDAE)
Non-current liability	€ 337
Current liability	€ 83
Accio creaci lloc treballs [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 183
Current liability	€ 0
V2BUILD [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Innovate UK - UKRI
Current liability	€ 25